SUMMARY DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Vesting Schedule for Matching Contributions
The vesting schedule for the matching contribution of DM&E union and all CMQ U.S. Plan participants is as follows:

Years of Vesting Service	Vested Percentage
Less than One	—%
One but less than Two	33%
Two but less than Three	66%
Three or more	100%
The vesting schedule for the matching contributions for MidSouth Participants is as follows:

Years of Vesting Service	Vested Percentage
Less than One	—%
One but less than Two	20%
Two but less than Three	40%
Three but less than Four	60%
Four but less than Five	80%
Five or more	100%